CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Cash	R$ 16,245	R$ 10,468
Banks and immediately available investments	7,751,568	2,995,177
Cash and cash equivalents	7,767,813	3,005,645	R$ 2,475,863	R$ 4,160,654
Short-term investments	R$ 509,030	R$ 2,338,097